UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of January 31, 2016 (Unaudited)

Deutsche Global Income Builder Fund

		Shares	Value ($)
Common Stocks 55.4%
Consumer Discretionary 4.6%
Automobiles 0.6%
Mazda Motor Corp.		129,100	2,341,528
Toyota Motor Corp.		47,300	2,856,814
			5,198,342
Hotels, Restaurants & Leisure 0.4%
Dawn Holdings, Inc.* (a)		3	4,664
Galaxy Entertainment Group Ltd.		470,200	1,492,397
McDonald's Corp.		2,800	346,584
SJM Holdings Ltd.		1,984,300	1,312,082
			3,155,727
Internet & Catalog Retail 0.4%
Amazon.com, Inc.*		5,200	3,052,400
Media 1.5%
Altice NV "B"*		52,100	768,994
Comcast Corp. "A"		98,500	5,487,435
Discovery Communications, Inc. "A"* (b)		36,600	1,009,794
Liberty Media Corp. "C"*		68,400	2,434,356
Twenty-First Century Fox, Inc. "B"		67,100	1,818,410
Walt Disney Co.		4,700	450,354
			11,969,343
Multiline Retail 0.3%
Dollarama, Inc.		41,100	2,205,359
Specialty Retail 1.4%
Dixons Carphone PLC		577,000	3,917,711
Home Depot, Inc.		42,300	5,319,648
Kingfisher PLC		352,600	1,647,668
			10,885,027
Consumer Staples 7.7%
Beverages 1.2%
Coca-Cola Co.		164,900	7,077,508
PepsiCo, Inc.		25,604	2,542,477
			9,619,985
Food & Staples Retailing 0.6%
Costco Wholesale Corp.		29,700	4,488,264
Food Products 2.6%
General Mills, Inc.		95,200	5,379,752
Kellogg Co.		67,900	4,986,576
Kerry Group PLC "A"		41,800	3,409,731
McCormick & Co., Inc. (b)		57,400	5,049,478
Orkla ASA		176,700	1,428,795
			20,254,332
Household Products 2.5%
Church & Dwight Co., Inc.		20,500	1,722,000
Clorox Co.		42,000	5,420,100
Kimberly-Clark Corp.		55,700	7,152,994
Procter & Gamble Co.		71,832	5,867,956
			20,163,050
Tobacco 0.8%
Altria Group, Inc.		7,200	439,992
Philip Morris International, Inc.		68,600	6,174,686
			6,614,678
Energy 3.4%
Energy Equipment & Services 0.5%
Technip SA		81,100	3,776,992
WorleyParsons Ltd.		76,700	187,798
			3,964,790
Oil, Gas & Consumable Fuels 2.9%
Delek Group Ltd.		11,800	2,006,165
Exxon Mobil Corp.		58,600	4,562,010
Inpex Corp.		268,100	2,382,547
Lundin Petroleum AB* (b)		155,400	2,236,628
Repsol SA		276,600	2,853,727
Royal Dutch Shell PLC "B"		82,500	1,812,729
TOTAL SA		120,100	5,339,390
Woodside Petroleum Ltd.		103,700	2,094,553
			23,287,749
Financials 12.7%
Banks 4.5%
Banco Santander SA		428,600	1,827,789
Bank Leumi Le-Israel BM*		357,100	1,173,508
Bank of America Corp.		200,400	2,833,656
Bank of Ireland*		8,920,100	2,937,597
Canadian Imperial Bank of Commerce		21,200	1,380,746
Citigroup, Inc.		68,900	2,933,762
ING Groep NV (CVA)		357,800	4,144,796
JPMorgan Chase & Co.		86,100	5,122,950
Toronto-Dominion Bank		186,500	7,075,790
Wells Fargo & Co.		120,100	6,032,623
			35,463,217
Capital Markets 1.6%
CI Financial Corp.		237,900	5,254,212
Macquarie Group Ltd.		71,300	3,678,893
Schroders PLC		99,900	3,929,143
			12,862,248
Consumer Finance 0.3%
Discover Financial Services		53,300	2,440,607
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc. "B"*		48,800	6,332,776
Onex Corp.		64,300	3,843,129
			10,175,905
Insurance 2.2%
Arthur J. Gallagher & Co.		201,300	7,576,932
Marsh & McLennan Companies, Inc.		66,100	3,525,113
RenaissanceRe Holdings Ltd.		55,800	6,285,870
			17,387,915
Real Estate Investment Trusts 2.3%
Federal Realty Investment Trust (REIT)		43,800	6,606,354
Public Storage (REIT)		23,300	5,907,948
Regency Centers Corp. (REIT)		34,300	2,482,977
Two Harbors Investment Corp. (REIT)		404,762	3,076,191
			18,073,470
Real Estate Management & Development 0.3%
Wharf Holdings Ltd.		519,500	2,417,308
Thrifts & Mortgage Finance 0.2%
New York Community Bancorp., Inc. (b)		115,200	1,783,296
Health Care 6.7%
Biotechnology 1.3%
CSL Ltd.		46,300	3,458,413
Grifols SA		351,400	7,291,768
			10,750,181
Health Care Equipment & Supplies 1.0%
Medtronic PLC		47,500	3,606,200
Smith & Nephew PLC		239,000	4,029,119
			7,635,319
Health Care Providers & Services 0.8%
DaVita HealthCare Partners, Inc.*		27,500	1,845,800
Henry Schein, Inc.*		27,400	4,149,456
			5,995,256
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.		23,100	869,715
Pharmaceuticals 3.5%
Allergan PLC*		7,200	2,047,896
AstraZeneca PLC		51,000	3,289,666
GlaxoSmithKline PLC		202,234	4,188,602
Johnson & Johnson		63,500	6,631,940
Merck & Co., Inc.		77,700	3,937,059
Orion Oyj "B"		90,700	2,980,826
Pfizer, Inc.		120,600	3,677,094
Sanofi		15,708	1,309,596
			28,062,679
Industrials 6.5%
Aerospace & Defense 1.0%
General Dynamics Corp.		12,800	1,712,256
Honeywell International, Inc.		63,900	6,594,480
			8,306,736
Air Freight & Logistics 0.5%
United Parcel Service, Inc. "B"		45,300	4,221,960
Building Products 0.0%
Congoleum Corp.*		11,440	0
Commercial Services & Supplies 0.8%
Quad Graphics, Inc.		61	615
Republic Services, Inc.		139,800	6,109,260
			6,109,875
Electrical Equipment 0.0%
Schneider Electric SE		3,900	208,295
Industrial Conglomerates 1.3%
CK Hutchison Holdings Ltd.		270,000	3,403,262
General Electric Co.		168,300	4,897,530
Koninklijke Philips NV		17,431	464,416
Toshiba Corp.*		708,000	1,176,726
			9,941,934
Machinery 0.9%
Atlas Copco AB "B"		108,000	2,200,722
Kawasaki Heavy Industries Ltd.		698,000	2,170,440
Metso Oyj (b)		131,600	2,716,526
			7,087,688
Marine 0.1%
A P Moller-Maersk AS "A"		900	1,140,901
Road & Rail 0.3%
Canadian National Railway Co.		5,100	276,498
MTR Corp., Ltd.		369,400	1,677,616
			1,954,114
Trading Companies & Distributors 1.6%
Marubeni Corp.		733,600	3,508,785
Mitsubishi Corp.		185,600	2,975,194
Mitsui & Co., Ltd.		246,700	2,803,625
Sumitomo Corp.		321,400	3,205,571
			12,493,175
Information Technology 6.0%
Communications Equipment 0.2%
Cisco Systems, Inc.		22,192	527,948
Harris Corp.		11,200	974,064
			1,502,012
Internet Software & Services 1.4%
Alphabet, Inc. "A"*		8,400	6,395,340
Facebook, Inc. "A"*		37,300	4,185,433
Zillow Group, Inc. "C"* (b)		20,700	424,350
			11,005,123
IT Services 1.0%
Computer Sciences Corp.		22,900	734,403
Paychex, Inc.		106,000	5,073,160
Visa, Inc. "A"		26,900	2,003,781
			7,811,344
Semiconductors & Semiconductor Equipment 0.7%
ASM Pacific Technology Ltd. (b)		250,300	1,829,437
ASML Holding NV		1,500	138,076
Rohm Co., Ltd.		36,700	1,666,961
STMicroelectronics NV		326,500	2,138,594
			5,773,068
Software 1.5%
Constellation Software, Inc.		8,000	2,912,413
Microsoft Corp.		100,800	5,553,072
The Sage Group PLC		405,500	3,594,662
			12,060,147
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.		76,900	7,485,446
Brother Industries Ltd.		193,800	1,956,220
			9,441,666
Materials 3.7%
Chemicals 2.5%
GEO Specialty Chemicals, Inc.*		57,540	25,916
Israel Chemicals Ltd.		501,000	2,011,677
Koninklijke DSM NV		98,100	4,766,765
Shin-Etsu Chemical Co., Ltd.		13,500	689,158
Solvay SA		41,400	3,421,555
The Israel Corp., Ltd.		13,800	2,295,317
Umicore SA		116,100	4,265,237
Yara International ASA		61,600	2,342,775
			19,818,400
Construction Materials 0.6%
CRH PLC		191,900	5,047,456
Metals & Mining 0.6%
JFE Holdings, Inc.		14,300	193,432
Kobe Steel Ltd.		1,861,000	1,806,250
Sumitomo Metal Mining Co., Ltd.		232,000	2,450,302
			4,449,984
Telecommunication Services 2.2%
Diversified Telecommunication Services 2.1%
AT&T, Inc.		251,700	9,076,302
Telecom Italia SpA (RSP)		669,200	600,996
Verizon Communications, Inc.		152,017	7,584,705
			17,262,003
Wireless Telecommunication Services 0.1%
SoftBank Group Corp.		13,700	606,673
Utilities 1.9%
Electric Utilities 0.8%
Pinnacle West Capital Corp.		8,900	590,159
Southern Co.		110,801	5,420,385
			6,010,544
Multi-Utilities 1.1%
Alliant Energy Corp.		94,000	6,141,960
DTE Energy Co.		29,400	2,499,294
			8,641,254
Water Utilities 0.0%
American Water Works Co., Inc.		5,600	363,496
Total Common Stocks (Cost $458,550,271)			440,034,010
Preferred Stocks 0.3%
Consumer Discretionary
Bayerische Motoren Werke (BMW) AG		23,600	1,629,620
Volkswagen AG		7,100	829,937
Total Preferred Stocks (Cost $2,984,569)			2,459,557
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $90,209)		506	518
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 16.6%
Consumer Discretionary 3.2%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		135,000	135,675
21st Century Fox America, Inc.:
3.7%, 10/15/2025		110,000	109,512
4.95%, 10/15/2045		80,000	77,117
Ally Financial, Inc., 4.125%, 3/30/2020 (b)		205,000	201,925
AmeriGas Finance LLC:
6.75%, 5/20/2020		280,000	277,200
7.0%, 5/20/2022		640,000	627,200
APX Group, Inc., 6.375%, 12/1/2019		125,000	119,531
Asbury Automotive Group, Inc., 144A, 6.0%, 12/15/2024		105,000	102,638
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		305,000	311,100
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		325,000	276,250
Avis Budget Car Rental LLC, 144A, 5.25%, 3/15/2025		395,000	357,475
Block Communications, Inc., 144A, 7.25%, 2/1/2020		70,000	69,475
Boyd Gaming Corp., 6.875%, 5/15/2023		160,000	162,400
CCO Holdings LLC:
144A, 5.875%, 5/1/2027		535,000	526,975
7.375%, 6/1/2020		3,610,000	3,754,400
CCO Safari II LLC:
144A, 3.579%, 7/23/2020		190,000	191,071
144A, 4.908%, 7/23/2025		130,000	130,129
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021		1,390,000	1,251,000
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		121,323	121,930
Clear Channel Worldwide Holdings, Inc.:
Series B, 6.5%, 11/15/2022		595,000	551,119
Series B, 7.625%, 3/15/2020		1,190,000	981,750
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		25,000	25,094
CSC Holdings LLC, 5.25%, 6/1/2024		185,000	163,263
CVS Health Corp., 5.125%, 7/20/2045		230,000	247,130
D.R. Horton, Inc., 4.0%, 2/15/2020		105,000	106,313
Dana Holding Corp., 5.5%, 12/15/2024		250,000	224,531
DIRECTV Holdings LLC, 3.8%, 3/15/2022		120,000	121,239
Discovery Communications LLC, 4.875%, 4/1/2043		120,000	95,468
DISH DBS Corp.:
4.25%, 4/1/2018		290,000	290,362
5.0%, 3/15/2023		845,000	735,150
7.875%, 9/1/2019		1,120,000	1,215,200
Dollar Tree, Inc., 144A, 5.75%, 3/1/2023 (b)		247,500	260,803
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		380,000	371,212
General Motors Financial Co., Inc., 3.2%, 7/13/2020		420,000	411,902
Global Partners LP, 7.0%, 6/15/2023		260,000	187,200
Group 1 Automotive, Inc.:
5.0%, 6/1/2022 (b)		500,000	475,625
144A, 5.25%, 12/15/2023		490,000	460,600
HD Supply, Inc., 11.5%, 7/15/2020		385,000	424,462
Hyundai Capital America, 144A, 3.0%, 10/30/2020		355,000	357,836
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	59,100
144A, 7.0%, 9/1/2020		370,000	388,500
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		100,000	99,125
Mediacom Broadband LLC:
5.5%, 4/15/2021		45,000	43,650
6.375%, 4/1/2023		145,000	140,650
Mediacom LLC, 7.25%, 2/15/2022		20,000	20,100
MGM Resorts International:
6.625%, 12/15/2021		1,095,000	1,125,112
6.75%, 10/1/2020		380,000	395,200
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	156,356
Numericable-SFR:
144A, 4.875%, 5/15/2019		470,000	466,475
144A, 6.0%, 5/15/2022		700,000	689,500
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		170,000	180,200
Quebecor Media, Inc., 5.75%, 1/15/2023		200,000	201,250
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		25,000	25,125
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		130,000	130,325
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		145,000	148,625
Springs Industries, Inc., 6.25%, 6/1/2021		310,000	305,350
Starz LLC, 5.0%, 9/15/2019		160,000	163,200
The Gap, Inc., 5.95%, 4/12/2021		680,000	707,055
Time Warner Cable, Inc., 7.3%, 7/1/2038		190,000	201,882
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		2,855,000	2,985,131
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		265,000	221,275
144A, 8.5%, 10/15/2022		195,000	180,863
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		200,000	177,086
			25,720,397
Consumer Staples 0.7%
Altria Group, Inc., 9.95%, 11/10/2038		390,000	629,969
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		310,000	321,028
Aramark Services, Inc., 144A, 5.125%, 1/15/2024 (b)		140,000	144,550
Chiquita Brands International, Inc., 7.875%, 2/1/2021		83,000	87,980
Cott Beverages, Inc.:
5.375%, 7/1/2022		575,000	557,750
6.75%, 1/1/2020		250,000	257,500
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		230,000	237,187
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020 (b)		1,840,000	1,738,800
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		1,000,000	1,011,250
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (b)		205,000	197,312
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		40,000	41,400
Post Holdings, Inc., 144A, 6.75%, 12/1/2021 (b)		60,000	62,766
Reynolds American, Inc., 5.85%, 8/15/2045		130,000	144,185
Smithfield Foods, Inc., 6.625%, 8/15/2022		12,000	12,615
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025 (b)		135,000	138,375
The WhiteWave Foods Co., 5.375%, 10/1/2022		155,000	164,688
Tonon Luxembourg SA, 144A, 7.25%, 1/24/2020 * (b)		436,250	43,625
			5,790,980
Energy 1.1%
Antero Resources Corp.:
5.125%, 12/1/2022		440,000	370,700
5.375%, 11/1/2021		190,000	161,025
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	48,588
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		270,000	188,663
Concho Resources, Inc., 5.5%, 4/1/2023 (b)		395,000	358,261
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		250,000	247,905
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		120,000	76,006
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		120,000	102,000
144A, 8.125%, 9/15/2023		315,000	274,837
Ensco PLC:
4.7%, 3/15/2021		180,000	119,678
5.75%, 10/1/2044		60,000	34,200
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		255,000	196,987
144A, 5.75%, 10/1/2025		370,000	289,525
Holly Energy Partners LP, 6.5%, 3/1/2020		20,000	19,000
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		225,000	153,000
Kinder Morgan Energy Partners LP, 6.375%, 3/1/2041		50,000	40,174
Laredo Petroleum, Inc., 6.25%, 3/15/2023		210,000	151,200
MEG Energy Corp., 144A, 7.0%, 3/31/2024		215,000	112,338
Memorial Resource Development Corp., 5.875%, 7/1/2022		255,000	191,250
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		320,000	333,440
Newfield Exploration Co., 5.375%, 1/1/2026		105,000	84,525
Noble Holding International Ltd., 4.0%, 3/16/2018		60,000	47,859
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		345,000	193,200
Oasis Petroleum, Inc., 6.875%, 3/15/2022		150,000	87,000
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		600,000	378,000
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		520,000	511,860
Range Resources Corp., 144A, 4.875%, 5/15/2025		140,000	113,400
Regency Energy Partners LP, 5.0%, 10/1/2022		150,000	126,045
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		1,000,000	989,519
Rice Energy, Inc., 7.25%, 5/1/2023		50,000	38,375
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		500,000	513,145
Rowan Companies, Inc., 5.85%, 1/15/2044		100,000	52,615
RSP Permian, Inc., 6.625%, 10/1/2022		260,000	231,400
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		685,000	626,775
5.625%, 3/1/2025 (b)		260,000	223,600
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		180,000	127,172
Talos Production LLC, 144A, 9.75%, 2/15/2018		190,000	66,500
Whiting Petroleum Corp., 6.25%, 4/1/2023 (b)		985,000	615,625
Williams Partners LP:
4.0%, 11/15/2021		370,000	279,595
6.125%, 7/15/2022		40,000	32,615
WPX Energy, Inc., 8.25%, 8/1/2023		210,000	134,400
			8,942,002
Financials 3.6%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		545,000	557,263
AerCap Ireland Capital Ltd., 3.75%, 5/15/2019		70,000	68,950
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		160,000	160,400
American Tower Corp., (REIT), 3.3%, 2/15/2021		70,000	70,283
ANZ New Zealand International Ltd., 144A, 2.75%, 2/3/2021 (d)		230,000	231,256
Apollo Investment Corp., 5.25%, 3/3/2025		250,000	247,029
Ares Capital Corp., 3.875%, 1/15/2020		420,000	427,834
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,007,875
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 10/15/2020		990,000	1,005,800
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		990,000	1,055,634
BBVA Bancomer SA:
144A, 6.008%, 5/17/2022		500,000	493,700
144A, 6.75%, 9/30/2022		500,000	538,250
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		110,000	113,987
BPCE SA, 2.65%, 2/3/2021 (d)		305,000	305,811
Capital One NA, 2.95%, 7/23/2021		1,090,000	1,085,825
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024		210,000	194,568
(REIT), 5.25%, 12/1/2023		310,000	304,245
CIT Group, Inc., 5.0%, 5/15/2017		110,000	112,338
Citigroup, Inc.:
1.136% **, 5/1/2017		610,000	607,378
4.05%, 7/30/2022		190,000	193,680
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	508,600
Crown Castle International Corp., 3.4%, 2/15/2021 (d)		150,000	150,866
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	1,000,000	1,430,328
E*TRADE Financial Corp., 4.625%, 9/15/2023		205,000	201,925
Equinix, Inc.:
(REIT), 5.375%, 4/1/2023		690,000	714,150
(REIT), 5.875%, 1/15/2026		120,000	124,200
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		220,000	215,389
FS Investment Corp., 4.75%, 5/15/2022		310,000	305,731
GE Capital International Funding Co., 144A, 4.418%, 11/15/2035		860,000	882,814
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		230,000	235,134
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		360,000	371,784
HSBC Holdings PLC, 6.375%, 12/29/2049 (b)		860,000	828,705

International Lease Finance Corp.:
6.25%, 5/15/2019		350,000	366,625
8.75%, 3/15/2017		1,150,000	1,208,765
Intesa Sanpaolo SpA, 2.375%, 1/13/2017		860,000	863,291
Jefferies Group LLC, 5.125%, 4/13/2018		330,000	342,704
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		150,000	148,786
Legg Mason, Inc., 5.625%, 1/15/2044		210,000	202,312
Loews Corp., 4.125%, 5/15/2043		180,000	165,431
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		820,000	908,199
Manulife Financial Corp., 4.9%, 9/17/2020		160,000	176,562
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		55,000	51,622
Morgan Stanley:
Series H, 5.45%, 7/29/2049		140,000	135,100
Series F, 5.625%, 9/23/2019		990,000	1,090,427
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		30,000	30,450
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	453,750
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		190,000	196,724
Nordea Bank AB, 144A, 2.5%, 9/17/2020		860,000	865,003
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		260,000	263,908
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		810,000	811,385
Realty Income Corp., (REIT), 2.0%, 1/31/2018		240,000	240,873
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017		990,000	984,110
Santander Holdings U.S.A., Inc., 4.5%, 7/17/2025		660,000	682,078
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025		330,000	325,077
Select Income REIT, (REIT), 4.15%, 2/1/2022		260,000	253,475
Societe Generale SA, 144A, 2.625%, 9/16/2020		860,000	869,015
Standard Chartered PLC, 144A, 3.05%, 1/15/2021 (b)		410,000	411,286
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		140,000	137,518
The Goldman Sachs Group, Inc.:
1.061% **, 6/4/2017		420,000	418,858
Series L, 5.7%, 12/29/2049		235,000	231,769
Turkiye Garanti Bankasi AS, 144A, 4.75%, 10/17/2019		860,000	860,000
			28,446,835
Health Care 1.8%
AbbVie, Inc.:
3.6%, 5/14/2025		200,000	200,122
4.7%, 5/14/2045		250,000	245,282
Actavis Funding SCS, 4.75%, 3/15/2045		140,000	139,992
Actavis, Inc., 3.25%, 10/1/2022		310,000	309,046
Alere, Inc., 144A, 6.375%, 7/1/2023		205,000	193,725
Anthem, Inc., 3.3%, 1/15/2023		130,000	128,346
Celgene Corp., 3.875%, 8/15/2025		380,000	383,604
CHS/Community Health Systems, Inc., 5.125%, 8/15/2018		1,080,000	1,085,400
Community Health Systems, Inc., 6.875%, 2/1/2022 (b)		2,000,000	1,810,000
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		105,000	91,350
Endo Finance LLC, 144A, 5.875%, 1/15/2023		290,000	287,825
Endo Ltd.:
144A, 6.0%, 7/15/2023		230,000	231,150
144A, 6.0%, 2/1/2025		160,000	158,019
Forest Laboratories LLC, 144A, 4.875%, 2/15/2021		350,000	381,142
HCA, Inc.:
5.875%, 2/15/2026		285,000	290,700
6.5%, 2/15/2020		2,020,000	2,227,050
Hologic, Inc., 144A, 5.25%, 7/15/2022		105,000	108,675
IMS Health, Inc., 144A, 6.0%, 11/1/2020		240,000	247,920
LifePoint Health, Inc., 5.875%, 12/1/2023		205,000	212,688
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		370,000	320,975
Stryker Corp., 3.375%, 11/1/2025		170,000	168,853
Tenet Healthcare Corp.:
144A, 4.012% **, 6/15/2020 (b)		200,000	196,500
6.25%, 11/1/2018		460,000	486,450
6.75%, 6/15/2023 (b)		420,000	388,500
UnitedHealth Group, Inc., 3.75%, 7/15/2025		160,000	166,508
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		385,000	363,103
144A, 5.875%, 5/15/2023		355,000	317,725
144A, 6.125%, 4/15/2025		1,050,000	943,687
144A, 6.375%, 10/15/2020		365,000	350,400
144A, 7.5%, 7/15/2021		1,515,000	1,502,691
			13,937,428
Industrials 1.3%
ADT Corp.:
3.5%, 7/15/2022 (b)		220,000	198,550
6.25%, 10/15/2021 (b)		225,000	233,437
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		330,000	334,950
Aguila 3 SA, 144A, 7.875%, 1/31/2018		190,000	193,087
Bombardier, Inc., 144A, 5.75%, 3/15/2022		1,480,000	1,013,800
Burlington Northern Santa Fe LLC, 4.7%, 9/1/2045		110,000	111,864
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		200,000	192,000
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		145,000	126,875
EnerSys, 144A, 5.0%, 4/30/2023		55,000	54,175
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		60,000	54,900
FTI Consulting, Inc., 6.0%, 11/15/2022		195,000	201,825
Masonite International Corp., 144A, 5.625%, 3/15/2023		215,000	220,375
Meritor, Inc.:
6.25%, 2/15/2024		95,000	74,397
6.75%, 6/15/2021		305,000	266,875
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		2,000,000	2,050,680
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025		140,000	132,539
Nortek, Inc., 8.5%, 4/15/2021		885,000	913,762
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		175,000	170,844
Oshkosh Corp., 5.375%, 3/1/2025		25,000	24,750
Ply Gem Industries, Inc., 6.5%, 2/1/2022		185,000	160,488
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	30,150
SBA Communications Corp., 5.625%, 10/1/2019		190,000	197,600
Triumph Group, Inc., 5.25%, 6/1/2022		145,000	116,544
United Rentals North America, Inc., 7.625%, 4/15/2022		2,260,000	2,324,975
USG Corp., 144A, 5.5%, 3/1/2025		15,000	15,206
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		185,000	154,938
XPO Logistics, Inc., 144A, 6.5%, 6/15/2022 (b)		255,000	228,225
ZF North America Capital, Inc., 144A, 4.5%, 4/29/2022		440,000	424,050
			10,221,861
Information Technology 0.6%
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		795,000	834,750
Apple, Inc., 3.45%, 2/9/2045		120,000	100,123
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		65,000	65,487
Cardtronics, Inc., 5.125%, 8/1/2022		135,000	131,625
CDW LLC, 6.0%, 8/15/2022 (b)		435,000	457,294
EarthLink Holdings Corp., 7.375%, 6/1/2020		265,000	266,325
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		290,000	295,365
First Data Corp., 144A, 6.75%, 11/1/2020		432,000	455,220
Hewlett Packard Enterprise Co.:
144A, 3.6%, 10/15/2020 (b)		200,000	200,516
144A, 4.9%, 10/15/2025		280,000	266,507
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		230,000	200,675
Informatica LLC, 144A, 7.125%, 7/15/2023		105,000	93,975
KLA-Tencor Corp., 4.65%, 11/1/2024		100,000	101,294
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		265,000	214,650
NXP BV, 144A, 3.75%, 6/1/2018		330,000	332,145
Open Text Corp., 144A, 5.625%, 1/15/2023		215,000	213,925
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		155,000	141,631
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		230,000	156,252
			4,527,759
Materials 1.4%
ArcelorMittal, 5.125%, 6/1/2020		45,000	36,225
Ball Corp., 5.25%, 7/1/2025		225,000	231,187
Berry Plastics Corp., 5.5%, 5/15/2022 (b)		695,000	693,262
Cascades, Inc., 144A, 5.5%, 7/15/2022		145,000	138,838
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		500,000	471,875
Chemours Co., 144A, 6.625%, 5/15/2023		195,000	119,438
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		235,000	226,187
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		410,000	187,062
144A, 7.0%, 2/15/2021		430,000	194,575
Glencore Funding LLC, 144A, 4.625%, 4/29/2024 (b)		80,000	54,320
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		500,000	375,000
Hexion, Inc., 6.625%, 4/15/2020		315,000	244,125
Huntsman International LLC, 5.125%, 4/15/2021	EUR	250,000	246,451
Kaiser Aluminum Corp., 8.25%, 6/1/2020		225,000	234,000
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		800,000	650,000
Novelis, Inc., 8.75%, 12/15/2020		1,225,000	1,113,402
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022 (b)		240,000	188,400
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		3,880,000	3,884,850
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025		200,000	179,419
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		190,000	157,700
Tronox Finance LLC:
6.375%, 8/15/2020		45,000	27,788
144A, 7.5%, 3/15/2022		245,000	147,613
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021 (b)		120,000	120,600
144A, 5.625%, 10/1/2024		60,000	59,700
Yamana Gold, Inc., 4.95%, 7/15/2024		1,040,000	829,796
			10,811,813
Telecommunication Services 2.5%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	8,000,000	427,440
AT&T, Inc.:
3.4%, 5/15/2025		720,000	689,779
4.125%, 2/17/2026 (d)		195,000	194,871
4.35%, 6/15/2045		150,000	124,792
5.65%, 2/15/2047 (d)		150,000	149,649
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		750,000	784,123
CenturyLink, Inc., Series T, 5.8%, 3/15/2022		395,000	365,375
CommScope, Inc.:
144A, 4.375%, 6/15/2020 (b)		125,000	127,188
144A, 5.0%, 6/15/2021		290,000	279,125
CyrusOne LP, 6.375%, 11/15/2022		335,000	340,025
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		760,000	566,580
144A, 8.25%, 9/30/2020		610,000	493,414
Digicel Ltd., 144A, 6.75%, 3/1/2023		395,000	339,700
Frontier Communications Corp.:
6.875%, 1/15/2025 (b)		415,000	329,925
7.125%, 1/15/2023		940,000	782,550
8.5%, 4/15/2020		1,645,000	1,630,606
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		915,000	985,912
Intelsat Jackson Holdings SA, 5.5%, 8/1/2023		395,000	315,013
Level 3 Financing, Inc.:
5.375%, 8/15/2022		830,000	842,450
5.375%, 5/1/2025 (b)		210,000	211,313
6.125%, 1/15/2021		525,000	549,938
Millicom International Cellular SA:
144A, 4.75%, 5/22/2020		310,000	270,382
144A, 6.0%, 3/15/2025 (b)		1,200,000	1,019,880
Plantronics, Inc., 144A, 5.5%, 5/31/2023		105,000	105,788
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020 (b)		245,000	235,200
Sprint Corp., 7.125%, 6/15/2024		1,485,000	1,002,375
T-Mobile U.S.A., Inc.:
6.375%, 3/1/2025		516,000	517,290
6.625%, 11/15/2020 (b)		540,000	555,390
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,045,000	1,003,200
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		999,000	1,058,940
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		135,000	142,425
Verizon Communications, Inc.:
3.5%, 11/1/2024 (b)		260,000	257,817
4.672%, 3/15/2055		280,000	235,428
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		250,000	232,500
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		375,000	371,250
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		210,000	216,300
Windstream Services LLC, 7.875%, 11/1/2017		1,695,000	1,771,275
Zayo Group LLC:
6.0%, 4/1/2023		210,000	205,275
6.375%, 5/15/2025		265,000	257,050
			19,987,533
Utilities 0.4%
Calpine Corp.:
5.375%, 1/15/2023 (b)		340,000	309,400
5.75%, 1/15/2025		110,000	98,862
Comision Federal de Electricidad, 144A, 6.125%, 6/16/2045		850,000	801,125
Dynegy, Inc., 7.625%, 11/1/2024		485,000	426,800
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		500,000	432,868
NGL Energy Partners LP, 5.125%, 7/15/2019 (b)		255,000	186,150
NRG Energy, Inc., 6.25%, 5/1/2024 (b)		870,000	693,825
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		130,000	99,450
			3,048,480
Total Corporate Bonds (Cost $141,835,275)			131,435,088
Asset-Backed 0.6%
Miscellaneous
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.965% **, 1/17/2024		2,000,000	1,856,170
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,304,232	1,282,657
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		1,628,145	1,621,536
Total Asset-Backed (Cost $4,854,699)			4,760,363
Mortgage-Backed Securities Pass-Throughs 2.3%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		66,570	74,913
Federal National Mortgage Association:
4.0%, 8/1/2042 (d)		4,700,000	5,021,236
6.5%, with various maturities from 4/1/2017 until 6/1/2017		56,986	58,129
Government National Mortgage Association:
3.5%, 12/1/2043 (d)		12,000,000	12,656,250
6.5%, 8/20/2034		89,762	103,508
Total Mortgage-Backed Securities Pass-Throughs (Cost $17,727,192)			17,914,036
Commercial Mortgage-Backed Securities 0.4%
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.677% ***, 12/25/2024		7,483,119	304,814
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		2,500,627	2,503,023
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		200,000	209,668
Total Commercial Mortgage-Backed Securities (Cost $3,037,853)			3,017,505
Collateralized Mortgage Obligations 3.1%
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2015-C01, 4.722% **, 2/25/2025		1,000,000	946,966
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		754,767	529,279
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		1,863,603	169,123
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026		774,056	45,900
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		2,809,274	290,617
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027		3,637,127	344,305
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		1,121,229	104,861
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		459,754	66,826
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		2,646,237	312,946
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		3,250,101	276,586
"SP", Series 4047, Interest Only, 6.225% ***, 12/15/2037		2,130,344	286,584
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	794,164
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,932,183	343,833
"JZ", Series 2012-4, 4.0%, 9/25/2041		2,985,116	3,417,773
"KZ", Series 2010-134, 4.5%, 12/25/2040		776,507	831,601
"Z", Series 2011-149, 4.5%, 1/25/2042		1,277,964	1,407,008
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		510,176	99,459
"PI", Series 2006-20, Interest Only, 6.254% ***, 11/25/2030		2,330,918	353,789
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 4.022% **, 4/25/2024		3,500,000	3,139,605
"M3", Series 2014-DN4, 4.972% **, 10/25/2024		1,930,000	1,857,526
Government National Mortgage Association:
"GC", Series 2010-101, 4.0%, 8/20/2040		1,500,000	1,658,669
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		2,381,926	272,269
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		1,472,046	142,078
"AI", Series 2010-25, Interest Only, 4.5%, 3/16/2023		364,747	6,657
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		420,258	48,198
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		2,743,911	373,410
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		227,645	34,578
"ND", Series 2010-130, 4.5%, 8/16/2039		3,400,000	3,775,592
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		1,192,591	55,977
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		305,337	45,780
"PZ", Series 2010-106, 4.75%, 8/20/2040		1,502,762	1,672,343
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,426,216	243,080
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		477,862	51,179
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,402,191	258,242
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,085,162	179,612
"AI", Series 2007-38, Interest Only, 6.035% ***, 6/16/2037		308,207	49,714
"SC", Series 2002-33, Interest Only, 6.975% ***, 5/16/2032		738,729	155,844
Total Collateralized Mortgage Obligations (Cost $23,208,204)			24,641,973
Government & Agency Obligations 8.2%
Other Government Related (e) 0.1%
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		900,000	902,394
Sovereign Bonds 2.2%
Dominican Republic, 144A, 5.5%, 1/27/2025		400,000	376,000
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	4,020,000,000	292,948
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028		400,000	352,432
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.325%, 5/28/2025		800,000	778,088
Republic of Angola, 144A, 9.5%, 11/12/2025		450,000	375,840
Republic of Armenia, 144A, 7.15%, 3/26/2025		700,000	669,480
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		500,000	420,000
Republic of El Salvador:
144A, 6.375%, 1/18/2027		425,000	337,875
144A, 7.65%, 6/15/2035		700,000	551,250
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	90,600,000	362,565
Republic of Namibia, 144A, 5.25%, 10/29/2025		250,000	231,250
Republic of Panama, 3.75%, 3/16/2025		1,220,000	1,201,700
Republic of Paraguay, 144A, 6.1%, 8/11/2044		300,000	289,500
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	225,223
Republic of South Africa:
Series R204, 8.0%, 12/21/2018	ZAR	6,700,000	416,882
Series R186, 10.5%, 12/21/2026	ZAR	40,000,000	2,737,886
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		1,000,000	951,129
144A, 6.85%, 11/3/2025		1,050,000	955,394
Republic of Uruguay, 5.1%, 6/18/2050		130,000	112,450
United Mexican States:
4.6%, 1/23/2046		2,100,000	1,863,750
Series M 10, 8.5%, 12/13/2018	MXN	70,000,000	4,258,558
			17,760,200
U.S. Government Sponsored Agencies 1.1%
Federal National Mortgage Association, 3.0%, 11/15/2027		4,500,000	4,500,292
Tennessee Valley Authority, 4.25%, 9/15/2065		3,969,000	4,076,080
			8,576,372
U.S. Treasury Obligations 4.8%
U.S. Treasury Bills:
0.215% ****, 2/11/2016 (f)		3,874,000	3,873,775
0.42% ****, 6/2/2016 (f)		1,791,000	1,788,983
U.S. Treasury Bonds:
2.5%, 2/15/2045		65,000	61,511
2.875%, 8/15/2045		25,000	25,551
3.0%, 5/15/2045		5,000	5,240
3.125%, 8/15/2044		508,000	546,537
3.625%, 2/15/2044		462,000	546,207
5.375%, 2/15/2031		2,000,000	2,809,922
U.S. Treasury Inflation-Indexed Note, 0.375%, 7/15/2025		7,306,424	7,220,135
U.S. Treasury Notes:
1.0%, 8/31/2016 (g) (h)		16,279,000	16,320,495
1.0%, 9/30/2016		1,000,000	1,002,852
1.75%, 12/31/2020		190,000	193,748
2.0%, 8/15/2025		315,000	316,969
2.25%, 11/15/2025		2,150,000	2,211,393
2.5%, 5/15/2024		1,054,000	1,108,718
			38,032,036
Total Government & Agency Obligations (Cost $67,593,819)			65,271,002
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (Cost $633,704)		634,873	744,896
Loan Participations and Assignments 2.1%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		233,333	0
Altice U.S. Finance I Corp., Term Loan, 4.25%, 12/14/2022		3,617	3,560
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		3,666	3,657
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,473,485	1,472,719
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		1,914	1,891
CBS Outdoor Americas Capital LLC, Term Loan B, 3.0%, 2/1/2021		1,406,250	1,391,745
Chrysler Group LLC, Term Loan B, 3.25%, 12/31/2018		993,721	988,544
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		2,348,913	2,349,501
Delos Finance SARL, Term Loan B, 3.5%, 3/6/2021		1,500,000	1,497,345
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		1,811,681	1,810,893
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,113,803	1,095,008
Pinnacle Foods Finance LLC:
Term Loan G, 3.0%, 4/29/2020		1,980	1,962
Term Loan H, 3.0%, 4/29/2020		1,640,327	1,625,589
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		989,886	975,662
SBA Senior Financial II LLC, Term Loan B1, 3.25%, 3/24/2021		729,399	718,957
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		1,302,419	1,297,737
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,313,625	1,287,129
Visteon Corp., Term Delay Draw B, 3.5%, 4/9/2021		2,205	2,196
Total Loan Participations and Assignments (Cost $16,867,531)			16,524,095
Municipal Bonds and Notes 0.1%
New York, NY, General Obligation, Series C, 5.0%, 8/1/2033 (Cost $714,054)		620,000	737,143
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $73,328)		141,000	105,750
		Shares	Value ($)
Exchange-Traded Fund 1.9%
SPDR Dow Jones REIT ETF (Cost $15,444,118)		175,000	15,384,250
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1] (Cost $463,890)		9,400,000	14
		Shares	Value ($)
Securities Lending Collateral 3.5%
Daily Assets Fund “Capital Shares”, 0.40% (i) (j) (Cost $27,923,347)		27,923,347	27,923,347
Cash Equivalents 9.2%
Central Cash Management Fund, 0.32% (i) (Cost $73,102,068)		73,102,068	73,102,068
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $855,104,131) †		103.8	824,055,615
Other Assets and Liabilities, Net		(3.8)	(29,945,249)
Net Assets		100.0	794,110,366

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	233,333	USD	233,333	0
Tonon Luxembourg SA*	7.25%	1/24/2020	436,250	USD	389,899	43,625
					623,232	43,625

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2016.
***	Current yield; not a coupon rate.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $857,315,279. At January 31, 2016, net unrealized depreciation for all securities based on tax cost was $33,259,664. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,427,524 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $45,687,188.
(a)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	9,378	4,664	0.00

(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of all securities loaned at January 31, 2016 amounted to $26,561,912 which is 3.3% of net assets.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At January 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At January 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	At January 31, 2016, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2016 is 0.61%.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	3/21/2016	86	11,143,719	266,570
Ultra Long U.S. Treasury Bond	USD	3/21/2016	295	49,025,313	2,516,126
Total unrealized appreciation					2,782,696

At January 31, 2016, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	3/21/2016	52	6,738,063	(149,194)
Ultra Long U.S. Treasury Bond	USD	3/21/2016	245	40,715,938	(2,082,993)
Total unrealized depreciation					(2,232,187)

At January 31, 2016, open credit default swap contracts purchased were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Reference Obligation/ Quality Rating (k)	Value ($)	Unrealized Appreciation ($)
3/20/2015 6/20/2020	26,383,500	5.0%	Markit CDX North America High Yield Index	(825,447)	136,723

Bilateral Swaps

Effective/ Expiration Date	Fixed Cash Notional Flows Amount (s) Currency Paid	Underlying Debt/Reference Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/(Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
12/21/2015 12/20/2020	1,700,000[2] EUR 1.0%	Commerzbank AG, 3.875%, 3/22/2017, BBB+	14,213	(6,090)	20,303
9/21/2015 12/20/2020	10,780,000[3] USD 1.0%	Markit CDX Emerging Markets Index	1,226,049	1,243,504	(17,455)
12/20/2015 12/20/2020	4,750,000[3] EUR 1.0%	Markit iTraxx Europe Senior Financial Index	(24,678)	(55,665)	30,987
12/20/2015 12/20/2020	5,350,000[4] EUR 1.0%	Markit iTraxx Europe Senior Financial Index	(27,796)	(62,001)	34,205
12/21/2015 12/20/2020	1,700,000[5] EUR 1.0%	Santander International Debt SAU, 4.0%, 3/27/2017, A-	44,400	38,323	6,077
12/21/2015 12/20/2020	1,700,000[3] EUR 1.0%	Standard Chartered Bank, 0.616%, 9/4/2017, A+	47,644	39,159	8,485
12/21/2015 12/20/2020	1,700,000[3] EUR 1.0%	UniCredit SpA, 0.808%, 4/10/2017, BBB-	64,442	29,928	34,514

Total net unrealized appreciation	117,116

At January 31, 2016, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (l)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

3/20/2015 6/20/2020	265,000[5]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	38,734	22,330	16,404

(k)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(l)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At January 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/4/2015 12/4/2045	19,000,000	Fixed — 2.615%	Floating — 3-Month LIBOR	(1,504,550)	(1,504,550)
12/16/2015 9/17/2035	400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(51,828)	(43,879)
12/16/2015 9/16/2020	20,600,000	Floating — 3-Month LIBOR	Fixed — 2.214%	958,342	967,229
Total net unrealized depreciation				(581,200)

At January 31, 2016, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (m)

Call Options
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	9,400,000[1]	4/20/2016	335,110	(1)
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	8,800,000[1]	5/5/2016	98,780	(1)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000[1]	3/15/2016	63,580	(1)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000[6]	3/15/2016	103,840	(1)
Total Call Options				601,310	(4)

Put Options

Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000[1]	3/15/2016	63,580	(1,238)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000[6]	3/15/2016	22,440	(1,238)
Pay Fixed - 2.0% - Receive Floating - 3-Month LIBOR	8/15/2016 8/15/2046	13,500,000[1]	8/11/2016	259,200	(318,651)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	13,500,000[7]	7/11/2016	253,800	(490,047)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	8,800,000[1]	5/5/2016	98,780	(514,745)
Total Put Options				697,800	(1,325,919)
Total				1,299,110	(1,325,923)

(m)	Unrealized depreciation on written options on interest rate swap contracts at January 31, 2016 was $26,813.

Counterparties:

1	Nomura International PLC
2	Credit Suisse
3	JPMorgan Chase Securities, Inc.
4	Goldman Sachs & Co.
5	Barclays Bank PLC
6	BNP Paribas
7	Citigroup, Inc.

At January 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CNY	25,600,000	USD	3,887,772	2/25/2016	19,008	Australia & New Zealand Banking Group Ltd.
USD	3,788,666	MXN	70,000,000	3/22/2016	57,796	BNP Paribas
EUR	226,000	USD	245,751	4/14/2016	446	Citigroup, Inc.
GBP	1,060,000	USD	1,511,641	4/19/2016	980	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					78,230

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	3,985,676	CNY	25,600,000	2/25/2016	(116,912)	Australia & New Zealand Banking Group Ltd.
TRY	12,500,000	USD	4,022,526	3/22/2016	(147,614)	Nomura International PLC
MXN	87,043,200	USD	4,736,658	5/3/2016	(32,375)	BNP Paribas
ZAR	40,660,000	USD	2,467,548	5/3/2016	(47,678)	Citigroup, Inc.
Total unrealized depreciation					(344,579)

Currency Abbreviations

CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (n)
Consumer Discretionary	$22,124,340	$14,337,194	$4,664	$36,466,198
Consumer Staples	56,301,783	4,838,526	—	61,140,309
Energy	4,562,010	22,690,529	—	27,252,539
Financials	80,494,932	20,109,034	—	100,603,966
Health Care	26,765,160	26,547,990	—	53,313,150
Industrials	23,812,599	27,652,079	0	51,464,678
Information Technology	36,269,410	11,323,950	—	47,593,360
Materials	—	29,289,924	25,916	29,315,840
Telecommunication Services	15,622,972	2,245,704	—	17,868,676
Utilities	15,015,294	—	—	15,015,294
Preferred Stocks	—	2,459,557	—	2,459,557
Warrant	—	—	518	518
Fixed Income Investments (n)
Corporate Bonds	—	131,435,088	—	131,435,088
Asset-Backed	—	4,760,363	—	4,760,363
Mortgage-Backed Securities Pass-Throughs	—	17,914,036	—	17,914,036
Commercial Mortgage-Backed Securities	—	3,017,505	—	3,017,505
Collateralized Mortgage Obligations	—	24,641,973	—	24,641,973
Government & Agency Obligations	—	65,271,002	—	65,271,002
Convertible Bond	—	—	744,896	744,896
Loan Participations and Assignments	—	16,524,095	0	16,524,095
Municipal Bonds and Notes	—	737,143	—	737,143
Preferred Security	—	105,750	—	105,750
Exchange-Traded Fund	15,384,250	—	—	15,384,250
Short-Term Investments (n)	101,025,415	—	—	101,025,415
Derivatives (o)
Purchased Options	—	14	—	14
Futures Contracts	2,782,696	—	—	2,782,696
Credit Default Swap Contracts	—	287,698	—	287,698
Interest Rate Swap Contracts	—	967,229	—	967,229
Forward Foreign Currency Exchange Contracts	—	78,230	—	78,230
Total	$400,160,861	$427,234,613	$775,994	$828,171,468
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (o)
Futures Contracts	$(2,232,187)	$—	$—	$(2,232,187)
Credit Default Swap Contracts	—	(17,455)	—	(17,455)
Interest Rate Swap Contracts	—	(1,548,429)	—	(1,548,429)
Written Options	—	(1,325,923)	—	(1,325,923)
Forward Foreign Currency Exchange Contracts	—	(344,579)	—	(344,579)
Total	$(2,232,187)	$(3,236,386)	$—	$(5,468,573)

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(n)	See Investment Portfolio for additional detailed categorizations.
(o)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 270,243	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (266,349)	$ —
Interest Rate Contracts	$ 550,509	$ (581,200)	$ —	$ (490,689)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Income Builder Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016